Cover Page	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	T-MOBILE US, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33409
Entity Tax Identification Number	20-0836269
Entity Address, Address Line One	12920 SE 38th Street
Entity Address, City or Town	Bellevue
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98006-1350
City Area Code	425
Local Phone Number	378-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001283699
Amendment Flag	false
Common Stock, Par Value $0.00001 Per Share
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TMUS
Security Exchange Name	NASDAQ
3.550% Senior Notes Due 2029
Cover [Abstract]
Title of 12(b) Security	3.550% Senior Notes due 2029
Trading Symbol	TMUS29
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.550% Senior Notes due 2029
Trading Symbol	TMUS29
Security Exchange Name	NASDAQ
3.700% Senior Notes Due 2032
Cover [Abstract]
Title of 12(b) Security	3.700% Senior Notes due 2032
Trading Symbol	TMUS32
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.700% Senior Notes due 2032
Trading Symbol	TMUS32
Security Exchange Name	NASDAQ
3.150% Senior Notes Due 2032
Cover [Abstract]
Title of 12(b) Security	3.150% Senior Notes due 2032
Trading Symbol	TMUS32A
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.150% Senior Notes due 2032
Trading Symbol	TMUS32A
Security Exchange Name	NASDAQ
3.850% Senior Notes Due 2036
Cover [Abstract]
Title of 12(b) Security	3.850% Senior Notes due 2036
Trading Symbol	TMUS36
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.850% Senior Notes due 2036
Trading Symbol	TMUS36
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2037
Cover [Abstract]
Title of 12(b) Security	3.500% Senior Notes due 2037
Trading Symbol	TMUS37
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2037
Trading Symbol	TMUS37
Security Exchange Name	NASDAQ
3.800% Senior Notes Due 2045
Cover [Abstract]
Title of 12(b) Security	3.800% Senior Notes due 2045
Trading Symbol	TMUS45
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.800% Senior Notes due 2045
Trading Symbol	TMUS45
Security Exchange Name	NASDAQ
6.250% Senior Notes due 2069
Cover [Abstract]
Title of 12(b) Security	6.250% Senior Notes due 2069
Trading Symbol	TMUSL
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	6.250% Senior Notes due 2069
Trading Symbol	TMUSL
Security Exchange Name	NASDAQ
5.500% Senior Notes due March 2070
Cover [Abstract]
Title of 12(b) Security	5.500% Senior Notes due March 2070
Trading Symbol	TMUSZ
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	5.500% Senior Notes due March 2070
Trading Symbol	TMUSZ
Security Exchange Name	NASDAQ
5.500% Senior Notes due June 2070
Cover [Abstract]
Title of 12(b) Security	5.500% Senior Notes due June 2070
Trading Symbol	TMUSI
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	5.500% Senior Notes due June 2070
Trading Symbol	TMUSI
Security Exchange Name	NASDAQ
3.200% Senior Notes Due 2032
Cover [Abstract]
Title of 12(b) Security	3.200% Senior Notes due 2032
Trading Symbol	TMUS32B
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.200% Senior Notes due 2032
Trading Symbol	TMUS32B
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2035
Cover [Abstract]
Title of 12(b) Security	3.625% Senior Notes due 2035
Trading Symbol	TMUS35
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.625% Senior Notes due 2035
Trading Symbol	TMUS35
Security Exchange Name	NASDAQ
3.900% Senior Notes Due 2038
Cover [Abstract]
Title of 12(b) Security	3.900% Senior Notes due 2038
Trading Symbol	TMUS38
Security Exchange Name	NASDAQ
Entity Listings [Line Items]
Title of 12(b) Security	3.900% Senior Notes due 2038
Trading Symbol	TMUS38
Security Exchange Name	NASDAQ